Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.60%	9.01%	9.73%
Thornburg Investment Income Builder Fund - Class R3
Prospectus [Line Items]
Average Annual Return, Percent	36.09%	14.51%	10.50%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.50%	12.33%	8.54%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.68%	10.49%	7.48%
Thornburg Investment Income Builder Fund - Class R4
Prospectus [Line Items]
Average Annual Return, Percent	36.20%	14.63%	10.61%
Thornburg Investment Income Builder Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent	36.78%	15.09%	11.05%